Consolidated Balance Sheets (Parentheticals)	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Statement of Financial Position [Abstract]
Cash, cash equivalents and restricted cash	¥ 1,265,876,948	¥ 1,516,044,449
Loans principal, interest and financing service fee receivables	8,911,163,298	9,352,354,803
Allowance for credit losses	729,743,207	962,821,917
Net loans principal, interest and financing service fee receivables	8,181,420,091	8,389,532,886
Loans held-for-sale	1,122,309,299	699,730,547
Investment securities	205,711,749	709,255,924
Deferred tax assets		6,903
Deposits	137,661,130	152,998,895
Right-of-use assets	309,531	98,238
Guaranteed assets	716,129,457	917,426,116
Other assets	19,878,136	550,145
Other borrowings	7,727,559,337	8,041,816,663
Accrued employee benefits	61,602	111,980
Income taxes payable	902,734	733,159
Deferred tax liabilities	15,863
Lease liabilities	246,081	98,238
Other liabilities	¥ 144,061,166	¥ 125,172,432
Ordinary shares, shares authorized (in Shares) | shares	3,800,000,000	3,800,000,000
Ordinary shares, shares issued (in Shares) | shares	1,559,576,960	1,559,576,960
Ordinary shares, shares outstanding (in Shares) | shares	1,371,643,240	1,371,643,240